LEASES	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Leases [Abstract]
LEASES

15.   LEASES

The Company leases certain vehicles, equipment and distribution centers under operating leases expiring in various years through 2031. Lease terms range from one month to twelve years.

Capital leases, net, are included in Property, Plant and Equipment as follows:

	As of April 4,	As of January 3,
(in thousands)	2021	2021
Leases	$9,423	$9,335
Less: accumulated depreciation	1,113	526
Leases, net	$8,310	$8,809

Charges resulting from the depreciation of assets held under capital leases are recognized within depreciation expense in the consolidated statements of operations and comprehensive income (loss). Rental expense for leases to third parties totaled was $2.6 million and $2.9 million for the thirteen weeks ended April 4, 2021 (Successor), and the thirteen weeks ended March 29, 2020 (Predecessor), respectively.

Future minimum payments, to third parties, by year and in the aggregate, consisted of the following at April 4, 2021:

(in thousands)
2021 Remaining	$11,848
2022	10,750
2023	8,292
2024	5,761
2025	4,285
Thereafter	5,005
Total	$45,941

16.    LEASES

The Company leases certain vehicles, equipment and distribution centers under operating leases expiring in various years through 2031. Lease terms range from one month to twelve years.

Capital leases, net, are included in Property, Plant and Equipment as follows:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Leases	$9,335	$9,200
Less: accumulated depreciation	526	1,600
Leases, net	$8,809	$7,600

Charges resulting from the depreciation of assets held under capital leases are recognized within depreciation expense in the consolidated statements of operations and comprehensive income. Rental expense for leases to third parties totaled $3.6 million and $7.7 million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $8.2 million and $12.7 million for the years ended December 29, 2019 and December 30, 2018, respectively. On December 31, 2018, the Company amended certain vehicle lease arrangements that resulted in capital lease classification for these leases.

Future minimum payments, to third parties, by year and in the aggregate, consisted of the following at January 3, 2021:

(in thousands)
2021	$10,106
2022	8,674
2023	6,756
2024	5,325
2025	3,880
Thereafter	2,928
Total	$37,669